4. DISCONTINUED OPERATIONS (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations Details Narrative
Loss from discontinued operations	$ 1,230	$ 103,692	$ (57,942)	$ (186,788)